Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of information related to operating leases

The following table provides information related to the Group’s operating leases (in thousands):

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost (i)	360,383	433,412	580,375
Cash paid for amounts included in the measurement of operating lease liabilities	284,969	323,836	503,127
Right-of-use assets obtained in exchange for operating lease obligations	179,350	658,168	763,919
(i)	Included short-term lease cost of RMB65.6 million, RMB27.6 million and RMB31.4 million and amortization expenses of land use rights of RMB72.2 million, RMB84.7 million and RMB87.4 million for the year ended December 31, 2019, 2020 and 2021, respectively.

Schedule of information related to operating lease terms and discount rates

The following table provides a summary of the Group’s operating lease terms and discount rates as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021
Weighted average remaining lease term	2.27 years	2.84 years
Weighted average discount rate	4.16%	3.95%

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of December 31, 2021 were as follows (in thousands):

RMB
2022	343,575
2023	252,308
2024	198,090
2025	131,987
2026	93,725
Thereafter	150,477
Total operating lease payments	1,170,162
Less: imputed interest	(103,636)
Total	1,066,526